Other Liabilities	9 Months Ended
Sep. 30, 2020
Disclosure Of Other Non Current Liabilities [Abstract]
Other Liabilities	23. OTHER LIABILITIES
As at	September 30, 2020	December 31, 2019
Employee Long-Term Incentives	22	103
Pension and Other Post-Employment Benefit Plan	84	73
Other	23	19
	129	195